ACCOUNTS RECEIVABLE, NET (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
ACCOUNTS RECEIVABLE, NET
Accounts receivable	¥ 150,381	¥ 126,911
Less: allowance for credit losses	(4,478)	(4,944)		¥ (2,535)	¥ (835)
Accounts receivable, net	¥ 145,903	¥ 121,967	$ 20,864
Credit period (in days)	60 days	60 days